Equity Incentive Plans and Stock-Based Compensation - Summary of Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options outstanding, Beginning Balance	2,683,441	1,854,886
Options, Granted	1,449,509	1,169,000
Options, Exercised	(69,102)	(182,105)
Options, Forfeited and cancelled	(104,155)	(158,340)
Options outstanding, Ending Balance	3,959,693	2,683,441	1,854,886
Options, Exercisable	1,060,901	825,671
Weighted Average Exercise Price, Options outstanding Beginning Balance	$ 3.75	$ 1.48
Weighted Average Exercise Price, Granted	16.90	6.56
Weighted Average Exercise Price, Exercised	1.62	0.72
Weighted Average Exercise Price, Forfeited and Cancelled	7.39	1.76
Weighted Average Exercise Price, Options outstanding Ending Balance	8.52	3.75	$ 1.48
Weighted Average Exercise Price, Exercisable	$ 2.60	$ 1.96
Weighted Average Remaining Contractual Term (in years), Granted		9 years 8 months 12 days
Weighted Average Remaining Contractual Term (in years), Exercised		5 years 3 months 18 days
Weighted Average Remaining Contractual Term (in years), Cancelled		8 years
Weighted Average Remaining Contractual Term (in years), Options outstanding	8 years 8 months 12 days	9 years	9 years 2 months 12 days
Weighted Average Remaining Contractual Term (in years), Exercisable	8 years	8 years 6 months
Aggregate Intrinsic Value, Options outstanding	$ 65,531	$ 14,591
Aggregate Intrinsic Value, Exercisable	$ 23,797	$ 5,948